SHARE BASED PAYMENT LIABILITIES - Share-Based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 10,457	$ 9,307
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	10,196	9,018
Production costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	15	289
Care And Maintenance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 246	$ 0